Basis of preparation, Functional and Presentation Currencies (Details) - shares	Jul. 31, 2025	Oct. 29, 2024	Sep. 22, 2023	Aug. 22, 2023	Aug. 04, 2023
Functional and Presentation Currencies [Abstract]
Warrants (in shares)	121,995	9,176	2,549	6,372	9,176